Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 1,860
Balance at end of period	1,890	$ 1,860	$ 1,744	$ 1,890	$ 1,744
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	548
Balance at end of period	563	548	494	563	494
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	24	23	48	23	49
Provision for (reversal of) credit losses			14	4	18
Write-offs				(4)	(5)
Foreign exchange and other	(1)	1
Balance at end of period	23	24	62	23	62
IFRS9 [member] | Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15	15	14	15	14
Provision for (reversal of) credit losses			(1)		(1)
Foreign exchange and other	(1)			(1)
Balance at end of period	14	15	13	14	13
IFRS9 [member] | Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	3	34	3	35
Provision for (reversal of) credit losses			(28)		(29)
Balance at end of period	3	3	6	3	6
IFRS9 [member] | Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	5		5
Provision for (reversal of) credit losses			43	4	48
Write-offs				(4)	(5)
Foreign exchange and other		1		1
Balance at end of period	$ 6	$ 6	$ 43	$ 6	$ 43